Post-employment benefits - Sensitivity of key assumptions (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Actuarial assumption of discount rates [member]
Post-employment benefits [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		€ (226)	€ (340)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		265	401
Actuarial assumption of expected rates of inflation [member]
Post-employment benefits [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		86	113
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		(78)	(107)
Actuarial assumption of expected rates of salary increases [member]
Post-employment benefits [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		16	23
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		(19)	(22)
Actuarial assumption of life expectancy after retirement [member]
Post-employment benefits [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	[1]	€ 51	€ 90

[1]	The mortality table (i.e. longevity) also impacts the DBO. The above sensitivity table illustrates the impact on the DBO of a further 10% decrease in the assumed rates of mortality for the company’s major plans. A 10% decrease in assumed mortality rates equals improvement of life expectancy by 0.5 - 1 year.